Consolidated Statements of Financial Positions (Parenthetical) - ₪ / shares	Dec. 31, 2022		Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01		₪ 0.01
Number of shares authorised	12,857,143	[1]	7,142,858
Ordinary shares, Issued	7,240,020		3,896,117
Ordinary shares, Outstanding	7,240,020		3,896,117

[1]	Restated to reflect 1:7 reverse ratio of shares (See note 18b)